CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares
Accounts payable	$ 837	¥ 5,825		¥ 6,996
Advance from customers	690	4,805		14,704
Salary and welfare benefits payable	9,771	68,025		48,835
Other taxes payable	3,231	22,494		16,974
Other current liabilities	$ 5,877	40,913		36,426
Major VIEs
Accounts payable | ¥		3,624		1,871
Advance from customers | ¥		2,677		13,922
Salary and welfare benefits payable | ¥		29,970		30,535
Other taxes payable | ¥		12,412		12,651
Other current liabilities | ¥		¥ 800		¥ 5,306
Class A ordinary shares
Common stock, par value per share (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common stock, shares authorized	800,000,000	800,000,000		800,000,000
Common stock, shares issued	259,836,223	259,836,223		259,836,223
Common stock, shares outstanding	239,031,946	239,031,946		234,030,828
Class B ordinary shares
Common stock, par value per share (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common stock, shares authorized	60,000,000	60,000,000		60,000,000
Common stock, shares issued	55,260,580	55,260,580		55,260,580
Common stock, shares outstanding	55,260,580	55,260,580		55,260,580